SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Schedule of lease liability obligations	In accordance with IFRS 16, the Trust recognized these operating leases as right-of-use
assets and recorded related lease liability obligations as follows:

	Fixed assets			Investment properties	Lease obligations
	Office space	Equipment	Total	Ground leases
Balance at January 1, 2019	$1,780	$46	$1,826	$11,801	$13,627
Balance at December 31, 2019	$1,429	$102	$1,531	$31,523	$33,045

Schedule of future minimum lease payments
Future minimum lease payments relating to the
right-of-use
assets as at December 31, 2019 in aggregate and for the next five years and thereafter are as follows:

2020	$619
2021	719
2022	417
2023	137
2024	119
2025 and thereafter	31,034
$33,045